Share capital and other reserves	12 Months Ended
Dec. 31, 2025
Share capital and other reserves
Share capital and other reserves

16Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2025		2024
	No.	£	No.	£
Ordinary, of $0.001 each	101,602,621	79,328	69,542,515	54,753
	101,602,621	79,328	69,542,515	54,753

Ordinary shares (other than shares held in treasury) have full voting rights, full dividend rights. Treasury shares totaling 140,000 are excluded as at December 31, 2025 (2024: 140,000). The Company is authorized to issue 1,000,000,000 ordinary shares. During the year 32,060,106 ordinary shares were issued as shown below:

	Shares issued	Share capital issued	Proceeds received	Premium arising
	No.	£	£ 000	£ 000
January 2025 Offering	15,000,000	11,972	44,203	44,066
July 2025 Offering	13,800,000	10,181	48,550	48,502
At-the-market offering	2,986,768	2,219	12,740	12,739
Tranche A Warrants	50,000	37	220	275
2021 Incentive Plan	196,262	146	—	—
EMI Scheme	27,076	20	47	47
	32,060,106	24,575	105,760	105,629

On September 5, 2025, the Company entered into the Sales Agreement with Jefferies, pursuant to which the Company may issue and sell its ordinary shares, par value $0.001 per share, having an aggregate offering price of up to $100 million (approximately £74 million), from time to time to or through Jefferies, acting as sales agent, in an “at the market” equity offering program. Under the Sales Agreement, the Company may set the parameters for each sale of ordinary shares, including the total sales price of ordinary shares to be issued, the dates on which such sales are anticipated to be made and any minimum price below which sales may not be made. Subject to the terms and conditions of the Sales Agreement, Jefferies will use commercially reasonable efforts to sell the ordinary shares by methods deemed to be an “at the market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act.

16Share capital and other reserves (continued)

The Company has no obligation to sell any of the ordinary shares, and Jefferies is not required to sell any specific number or dollar amount of the ordinary shares. The Company may instruct Jefferies not to sell the ordinary shares if the sales cannot be effected at or above the price we designate from time to time and the Company may at any time suspend sales pursuant to the Sales Agreement. The Company pays Jefferies a commission of up to 3.0% of the gross sales proceeds of any ordinary shares sold through Jefferies under the Sales Agreement. The Company made certain customary representations, warranties and covenants in the Sales Agreement and also provided Jefferies with customary indemnification and contribution rights. The offering of ordinary shares pursuant to the Sales Agreement will terminate upon the earlier of (i) the sale of all ordinary shares subject to the Sales Agreement and (ii) the termination of the Sales Agreement as permitted therein. As of December 31, 2025, the Company had sold approximately 3 million ordinary shares under the “at the market” program at a weighted average share price of $5.91.

Nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2025	2024	2023
	£ 000	£ 000	£ 000
Share based payment reserve	34,215	27,073	21,140
Foreign currency translation reserve	11,139	3,910	1,484
Warrant reserve	36,638	13,475	9,292
Merger reserve	54,841	54,841	54,841
	136,833	99,299	86,757

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised.

The translation reserve arises as a result of the retranslation of overseas subsidiaries and the Company’s USD denominated balances in consolidated financial statements.

The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (“fixed-for-fixed condition”).

As part of the January 2025 Offering, 7.5 million Tranche A warrants and 7.5 million Tranche B warrants were issued on January 24, 2025, resulting in £23,218 thousand ($28,984 thousand) being recognized within the warrant reserve.

The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.